Net deferred tax position - Summary of Net Deferred Tax Position (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	€ 2,981	€ 2,406		€ 3,097
Deferred tax liabilities	1,617	1,770	[1]	2,294	[1]
Reserves likely to be distributed in the foreseeable future	52,900
Deferred tax assets	4,598	4,176	[2]	5,391	[2]
Consolidation adjustments (intragroup margin in inventory)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,292	1,142		1,270
Provision for pensions and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,117	1,156		1,268
Remeasurement of other acquired intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(3,079)	(3,083)		(2,656)
Remeasurement of other acquired intangible assets | Bioverativ
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	977
Remeasurement of other acquired intangible assets | Principia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	588
Remeasurement of other acquired intangible assets | Genzyme
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	261
Remeasurement of other acquired intangible assets | Synthorx
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	335
Recognition of acquired property, plant and equipment at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(26)	(27)		(33)
Equity interests in subsidiaries and investments in other entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(590)	(522)		(421)
Tax losses available for carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,516	1,327		1,323
Stock options and other share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	88	89		143
Accrued expenses and provisions deductible at time of payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,585	1,399		1,405
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,078	925		798
Deferred tax relating to restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 226	€ 307		€ 259

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.